Offerings	Jun. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, issuable under the Celcuity Inc. Amended and Restated 2017 Stock Incentive Plan
Amount Registered | shares	3,371,432
Proposed Maximum Offering Price per Unit | $ / shares	10.66
Maximum Aggregate Offering Price	$ 35,939,466
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,503
Offering Note	The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the registrant’s Amended and Restated 2017 Stock Incentive Plan and the registrant’s 2017 Employee Stock Purchase Plan. Accordingly, pursuant to Rule 416, this registration statement covers, in addition to the number of shares of the registrant’s Common Stock, $0.001 par value per share (“Common Stock”), shown in the table above, an indeterminate number of shares of Common Stock that may become issuable by reason of such provisions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is calculated on the basis of $10.66, the average of the high and low price of the registrant’s Common Stock on May 30, 2025, as reported on The Nasdaq Capital Market, which is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, issuable under the Celcuity Inc. 2017 Employee Stock Purchase Plan
Amount Registered | shares	185,716
Proposed Maximum Offering Price per Unit | $ / shares	10.66
Maximum Aggregate Offering Price	$ 1,979,733
Fee Rate	0.01531%
Amount of Registration Fee	$ 304
Offering Note	The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the registrant’s Amended and Restated 2017 Stock Incentive Plan and the registrant’s 2017 Employee Stock Purchase Plan. Accordingly, pursuant to Rule 416, this registration statement covers, in addition to the number of shares of the registrant’s Common Stock, $0.001 par value per share (“Common Stock”), shown in the table above, an indeterminate number of shares of Common Stock that may become issuable by reason of such provisions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is calculated on the basis of $10.66, the average of the high and low price of the registrant’s Common Stock on May 30, 2025, as reported on The Nasdaq Capital Market, which is within five business days prior to filing this registration statement.